General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

        An analysis of general and administrative expenses is as follows:

	For the year ended December 31,
	2016	2017	2018
Administrative fees (Note 13)	4,802	6,547	10,398
Commercial management fees (Note 13)	4,535	5,040	5,040
Share-based compensation (Note 20)	480	850	1,034
Other expenses	3,389	2,874	2,897

Total	13,206	15,311	19,369